Fair Value of Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Summary of Fair Values and Carrying Values of Long-Term Debt
The fair values and carrying values of the Company’s long-term debt at December 31, 2018 and 2017 are as follows:

	2018	2018	2017	2017
December 31 (millions of dollars)	Carrying Value	Fair Value	Carrying Value	Fair Value
Long-term debt measured at fair value:
$50 million of MTN Series 33 notes	49	49	49	49
$500 million MTN Series 37 notes	495	495	492	492
$300 million MTN Series 39 notes	301	301	—	—
Other notes and debentures	9,864	10,820	9,526	11,027
Long-term debt, including current portion	10,709	11,665	10,067	11,568

Summary of Fair Value Hierarchy of Financial Assets and Liabilities
The fair value hierarchy of financial assets and liabilities at December 31, 2018 and 2017 is as follows:

December 31, 2018 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	492	492	492	—	—
	492	492	492	—	—

Liabilities:
Bank indebtedness	—	—	—	—	—
Short-term notes payable	1,252	1,252	1,252	—	—
Long-term debt, including current portion	10,709	11,665	—	11,665	—
Derivative instruments
Fair value hedges – interest-rate swaps	5	5	—	5	—
	11,966	12,922	1,252	11,670	—

December 31, 2017 (millions of dollars)	Carrying Value	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Bank indebtedness	3	3	3	—	—
Short-term notes payable	926	926	926	—	—
Long-term debt, including current portion	10,067	11,568	—	11,568	—
Derivative instruments
Fair value hedges – interest-rate swaps	9	9	—	9	—
	11,005	12,506	929	11,577	—